Significant Accounting Policies - ordinary shares subject to possible redemption (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Significant Accounting Policies
Gross proceeds from IPO	$ 276,000,000
Proceeds allocated to Public Warrants, net of offering costs	(13,708,000)
Ordinary share issuance costs	(15,686,121)
Remeasurement adjustment of carrying value to redemption value	29,407,466
Ordinary shares subject to possible redemption	$ 276,013,345